SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Principal Effects on Statement of Financial Position) (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2019	Jan. 04, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right of use asset	₪ 3,860	₪ 2,302
Lease liability	1,675	944
Long term lease liabilities	2,212	1,358
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use asset	3,860	2,302
Lease liability	1,675	944
Long term lease liabilities	₪ 2,212	₪ 1,358